Segmented Information	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segmented Information
33. Segmented Information

Based on the primary products we produce, we have two reportable segments that we report to our President and Chief Executive Officer – copper and zinc. Corporate activities are not considered a reportable segment and are included as a reconciliation to total consolidated results. These corporate activities include all of our initiatives in other commodities and groups that provide administrative, technical, financial and other support to our reportable segments. Operating income (expense) – other includes general and administration, exploration, research and innovation and other operating income (expense). Sales between segments are carried out on terms that arm’s-length parties would use. Total assets do not include intra-group receivables between segments. Deferred tax assets have been allocated among segments.

As a result of the sale of our steelmaking coal business in July of 2024 and the sale of our 21.3% interest in Fort Hills and associated downstream assets in 2023, we no longer present the associated steelmaking coal and energy segments in the tables below. The segmented information related to the steelmaking coal business and Fort Hills are disclosed in Note 5, Sale of Steelmaking Coal Business and Discontinued Operations.

(CAD$ in millions)	2024
	Copper	Zinc	Corporate	Total
Revenue (Note 7(a))	$5,542	$3,523	$—	$9,065
Cost of sales	(4,497)	(2,961)	—	(7,458)
Gross profit	1,045	562	—	1,607
Asset impairment (Note 9(a))	—	(1,038)	(15)	(1,053)
Operating income (expense) – other	13	39	(615)	(563)
Profit (loss) from operations	1,058	(437)	(630)	(9)
Finance income	23	1	210	234
Finance expense	(687)	(66)	(200)	(953)
Non-operating income (expense)	(94)	6	95	7
Share of profit of joint venture	3	—	—	3
Profit (loss) before taxes from continuing operations	303	(496)	(525)	(718)

Depreciation and amortization	(1,356)	(309)	(61)	(1,726)
Capital expenditures from continuing operations	2,267	345	23	2,635
	December 31, 2024
Goodwill (Note 19)	442	—	—	442
Total assets	$34,433	$4,187	$8,417	$47,037
33. Segmented Information (continued)

(CAD$ in millions)	2023
	Copper	Zinc	Corporate	Total
Revenue (Note 7(a))	$3,425	$3,051	$—	$6,476
Cost of sales	(2,713)	(2,651)	—	(5,364)
Gross profit	712	400	—	1,112
Operating income (expense) – other	56	(86)	(860)	(890)
Profit (loss) from operations	768	314	(860)	222
Finance income	23	1	86	110
Finance expense	(79)	(53)	(28)	(160)
Non-operating income (expense)	(190)	—	(59)	(249)
Share of profit of joint venture	2	—	—	2
Profit (loss) before taxes from continuing operations	524	262	(861)	(75)

Depreciation and amortization	(553)	(308)	(64)	(925)
Capital expenditures from continuing operations	4,018	298	24	4,340
	December 31, 2023
Goodwill from continuing operations	406	—	—	406
Goodwill from discontinued operations – Unallocated	—	—	—	702
Goodwill (Note 19)	406	—	—	1,108
Total assets from continuing operations	28,636	4,581	3,595	36,812
Total assets from discontinued operations – Unallocated	—	—	—	19,381
Total assets	$28,636	$4,581	$3,595	$56,193

Goodwill from discontinued operations and total assets from discontinued operations were unallocated to a segment, as they were derecognized as part of the sale of the steelmaking coal business in 2024 (Note 5).

The geographical distribution of all our non-current assets in 2024 and 2023, other than financial instruments, deferred tax assets and post-employment benefit assets, is as follows:

(CAD$ in millions)	December 31, 2024	December 31, 2023
Canada	$3,185	$21,678
Chile	24,497	22,400
United States	2,485	2,202
Peru	2,381	2,050
Mexico	219	165
Other	35	36
	$32,802	$48,531